Related party transactions (Tables)	6 Months Ended
Jun. 30, 2023
Disclosure of transactions between related parties [abstract]
Schedule of related party transactions
	Six months ended June 30, 2023	Six months ended June 30, 2022
	£	£
Short-term employee benefits	959,182	859,730
Share-based payments	130,048	827,913
	1,089,230	1,687,643